Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income [Abstract]
Net (loss) profit for the year	$ (248,054)	$ (403,156)	$ 31,292
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 23)	33,691	10,953	2,354
Revaluation surplus (Note 25)	(291,200)	314,436	379,420
Income tax on other comprehensive income	77,253	(97,617)	(114,532)
Total of other comprehensive (loss) income for the year	(180,256)	227,772	267,242
Comprehensive (loss) income for the year	(428,310)	(175,384)	298,534
Attributable to:
Non-controlling interest	(5,482)	(5,025)	(772)
Controlling interest	$ (422,828)	$ (170,359)	$ 299,306